Financial instruments and concentration of credit risks - Gains and Losses Recognized on Foreign Exchange Forward Contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other (expense), net | Foreign Exchange Forward Contract
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Other (expense), net	$ (35.6)	$ 13.5	$ (39.3)